Annual Financial Information (Details Textual)	Dec. 31, 2014
Business and Organization [Line Items]
Number of international regions	2
East [Member]
Business and Organization [Line Items]
Number of dealerships	41
West [Member]
Business and Organization [Line Items]
Number of dealerships	75
UNITED STATES
Business and Organization [Line Items]
Number of States in which Entity Operates	14
UNITED KINGDOM
Business and Organization [Line Items]
Number of Towns in which Entity Operates	16
Number of dealerships	17
BRAZIL
Business and Organization [Line Items]
Number of States in which Entity Operates	3
Number of dealerships	17